Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2015
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014
	(in thousands)
Ireland	$114,090	$85,361
Rest of Europe	84,088	86,401
U.S.	150,064	141,679
Rest of World	39,989	36,193

Total	$388,231	$349,634
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014
	(in thousands)
Ireland	$47,566	$28,134
Rest of Europe	6,785	6,401
U.S.	9,854	6,694
Rest of World	2,468	1,769

Total	$66,673	$42,998

Distribution of Property, Plant and Equipment, Net, by Geographical Area
c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2015	2014
	(in thousands)
Ireland	$90,481	$95,574
Rest of Europe	8,822	10,419
U.S.	34,239	33,978
Rest of World	8,010	8,214

Total	$141,552	$148,185

Distribution of Depreciation and Amortization by Geographical Area
d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014
	(in thousands)
Ireland	$4,913	$5,149
Rest of Europe	2,268	1,323
U.S.	5,718	4,203
Rest of World	1,026	873

Total	$13,925	$11,548

Distribution of Total Assets by Geographical Area
e) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2015	2014
	(in thousands)
Ireland	$491,413	$495,747
Rest of Europe	310,481	324,086
U.S.	747,641	648,559
Rest of World	55,366	60,458

Total	$1,604,901	$1,528,850